Share-based Payment - Number and Exercise Prices of, and Movements in Share Options (Detail)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding at January 1, 2025	0
Options granted during the year	900,000
Options cancelled/ lapsed during the year	80,000
Number of options outstanding at December 31, 2025	820,000
Number of options exercisable	0	0
Grant Date 9/8/2025 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	9/8/2025
Exercise price per share | $ / shares	$ 26.03
Number of options outstanding at January 1, 2025	0
Options granted during the year	700,000
Options cancelled/ lapsed during the year	80,000
Number of options outstanding at December 31, 2025	620,000
Number of options exercisable	0	0
Exercise period start date	Sep. 08, 2026
Exercise period end date	Aug. 08, 2035
Grant Date 2/12/2025 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	2/12/2025
Exercise price per share | $ / shares	$ 35.36
Number of options outstanding at January 1, 2025	0
Options granted during the year	200,000
Options cancelled/ lapsed during the year	0
Number of options outstanding at December 31, 2025	200,000
Number of options exercisable	0	0
Exercise period start date	Feb. 12, 2026
Exercise period end date	Jan. 12, 2035